SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Narrative (Details) $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2022 USD ($)	Mar. 31, 2022 USD ($)	Jun. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) segment	Dec. 31, 2020 USD ($) segment	Mar. 04, 2022 USD ($)	Dec. 31, 2019 USD ($)
Accounting Policies [Abstract]
Number of operating segments | segment							1	1
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 3,335				$ 3,335		$ 16,146	$ 113,353
Amount of cash held outside of FDIC limit							1,305	4,072
Trade receivables, allowance for credit losses							23	0
Cost of good produced but not yet sold							6,475	1,828
Goodwill impairment					64,252		0	0
Advertising expenses							510	181
Net loss	78,655	$ 16,318	$ 7,676	$ 4,903	94,973	$ 12,580	40,057	8,657
Retained Earnings (Accumulated Deficit)	157,579				157,579		62,606	22,549
Gross proceeds from sale-leaseback transaction		8,100
Convertible Debt, Current	$ 10,253	10,000			$ 10,253		0		$ 10,000
Convertible Debt
Cash and Cash Equivalents [Line Items]
Borrowing capacity under convertible bridge financing facility		20,000							$ 20,000	$ 3,000
Convertible Debt, Current		$ 10,000
US
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents							1,824	6,097
Foreign
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents							$ 14,322	$ 107,256